MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	COMMON STOCKS — 2.5%
	SEMICONDUCTORS - 2.5%
14,355	Broadcom, Inc.			$ 16,938,900

	TOTAL COMMON STOCKS (Cost $17,408,883)			16,938,900

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 94.3%
	AEROSPACE & DEFENSE — 4.1%
9,000,000	Kaman Corporation	3.2500	05/01/24	8,937,696
18,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	19,448,100
				28,385,796
	AUTOMOTIVE — 2.6%
18,000,000	Ford Motor Company(a)	1.2100	03/15/26	17,545,014

	BASIC INDUSTRY — 1.9%
13,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	12,889,500

	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	91,050

	BIOTECH & PHARMA — 19.2%
16,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	17,678,400
16,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	16,039,098
5,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	0.2500	11/01/24	4,774,500
20,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	17,175,962
8,000,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	10,048,512
18,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	18,151,530
11,500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	10,824,950
500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	438,900
13,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	14,719,900
7,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	8,258,600
15,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	13,939,545
100,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	112,880

				132,162,777
	CABLE & SATELLITE — 0.7%
5,000,000	Liberty Broadband Corporation(c)(e)	7.2500	03/31/53	$ 4,909,427

	CONSUMER SERVICES — 0.0%(b)
100,000	Stride, Inc.	1.1250	09/01/27	128,221

	ELECTRIC UTILITIES — 2.5%
13,000,000	NextEra Energy Partners, L.P.(a),(c)	7.2000	11/15/25	11,478,478
100,000	NextEra Energy Partners, L.P.(c)	2.5000	06/15/26	90,283
1,100,000	Ormat Technologies, Inc.	2.5000	07/15/27	1,060,708
100,000	PG&E Corporation(c)	4.2500	12/01/27	101,939
5,100,000	PPL Capital Funding, Inc.(c)	2.8750	03/15/28	4,865,970
				17,597,378
	ELECTRICAL EQUIPMENT — 1.4%
100,000	Advanced Energy Industries, Inc.(c)	2.5000	09/15/28	103,644
10,000,000	Itron, Inc.(a)	4.0100	03/15/26	9,199,428
				9,303,072
	ENGINEERING & CONSTRUCTION — 1.7%
11,000,000	Fluor Corporation(c)	1.1250	08/15/29	11,654,893
100,000	Granite Construction, Inc.(c)	3.7500	05/15/28	118,388
				11,773,281
	HEALTH CARE FACILITIES & SERVICES — 2.3%
16,000,000	PetIQ, Inc.	4.0000	06/01/26	15,693,387

	INTERNET MEDIA & SERVICES — 10.9%
100,000	Airbnb, Inc.(a)	4.6000	03/15/26	90,910
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	101,080
21,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5,8400	09/25/26	21,296,100
23,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	25,088,400
20,000,000	Uber Technologies, Inc.(a)	(1.6000)	12/15/25	20,674,095
7,000,000	Zillow Group, Inc.	2.7500	05/15/25	7,694,697
				74,945,282
	LEISURE / ENTERTAINMENT — 3.1%
13,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	12,447,500
9,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	8,639,550
				21,087,050
	LEISURE FACILITIES & SERVICES — 2.0%
8,000,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	6,902,847

8,000,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	6,984,194
				13,887,041
	LEISURE PRODUCTS — 2.9%
21,000,000	LCI Industries	1.1250	05/15/26	19,925,397
100,000	Winnebago Industries, Inc.(c)	3.2500	01/15/30	102,902
				20,028,299
	MACHINERY — 4.5%
22,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	20,759,200
11,100,000	John Bean Technologies Corporation	0.2500	05/15/26	10,053,638
				30,812,838
	MEDICAL EQUIPMENT & DEVICES — 0.1%
100,000	Dexcom, Inc.	0.2500	11/15/25	103,533
100,000	Dexcom, Inc.(c)	0.3750	05/15/28	100,788
100,000	Haemonetics Corporation(a)	5.8900	03/01/26	88,773
100,000	Insulet Corporation	0.3750	09/01/26	107,118
186,000	Lantheus Holdings, Inc.	2.6250	12/15/27	192,823
100,000	LivaNova USA, Inc.	3.0000	12/15/25	107,834
100,000	Shockwave Medical, Inc.(c)	1.0000	08/15/28	105,767
				806,636
	METALS & MINING — 0.0%(b)
100,000	SSR Mining, Inc.	2.5000	04/01/39	94,894

	OIL & GAS — 4.4%
9,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	10,003,500
13,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	13,032,500
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	6,923,700
				29,959,700
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
11,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)	(0.9400)	05/01/25	11,130,332
100,000	HAT Holdings I, LLC / HAT Holdings II, LLC(c)	3.7500	08/15/28	107,594
				11,237,926
	RENEWABLE ENERGY — 0.0%(b)
100,000	Enphase Energy, Inc.(a)	5.2900	03/01/26	89,824
100,000	Green Plains, Inc.	2.2500	03/15/27	95,888
100,000	SolarEdge Technologies, Inc.(a)	6.6800	09/15/25	90,040
				275,752
	RETAIL - DISCRETIONARY — 2.6%
9,000,000	Burlington Stores, Inc.	2.2500	04/15/25	9,690,873
100,000	Guess?, Inc.	2.0000	04/15/24	101,254

7,000,000	Patrick Industries, Inc.	1.7500	12/01/28	7,977,487
				17,769,614
	SEMICONDUCTORS — 0.1%(b)
100,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	5.4650	12/01/25	180,710
100,000	ON Semiconductor Corporation(c)	0.5000	03/01/29	97,130
100,000	Vishay Intertechnology, Inc.(c)	2.2500	09/15/30	94,008
				371,848
	SOFTWARE — 6.9%
16,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	18,331,297
100,000	Five9, Inc.	0.5000	06/01/25	96,138
22,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	21,953,800
7,000,000	Nice Ltd.(a)	2.4300	09/15/25	6,732,993
100,000	Shopify, Inc.	0.1250	11/01/25	95,741
				47,209,969
	SPECIALTY FINANCE — 1.8%
11,000,000	Bread Financial Holdings, Inc.(c)	4.2500	06/15/28	12,462,810
100,000	SoFi Technologies, Inc.(a),(c)	6.4000	10/15/26	84,551
				12,547,361
	TECHNOLOGY HARDWARE — 7.2%
19,000,000	IMAX Corporation	0.5000	04/01/26	16,918,151
17,000,000	Lumentum Holdings, Inc.	0.5000	12/15/26	15,376,625
100,000	Viavi Solutions, Inc.	1.0000	03/01/24	99,705
17,000,000	Viavi Solutions, Inc.(c)	1.6250	03/15/26	16,932,981
				49,327,462
	TECHNOLOGY SERVICES — 1.1%
100,000	Block, Inc.	0.1250	03/01/25	96,474
100,000	CSG Systems International, Inc.(c)	3.8750	09/15/28	98,517
100,000	Euronet Worldwide, Inc.	0.7500	03/15/49	95,161
7,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	7,222,600
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	112,000
				7,624,752
	TRANSPORTATION & LOGISTICS — 5.9%
8,000,000	Air Transport Services Group, Inc.(c)	3.8750	08/15/29	6,911,760
20,000,000	JetBlue Airways Corporation	0.5000	04/01/26	16,232,790
100,000	Southwest Airlines Company	1.2500	05/01/25	102,783
17,000,000	World Kinect Corporation(c)	3.2500	07/01/28	17,121,663
				40,368,996
	TRANSPORTATION EQUIPMENT — 2.8%
19,000,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	19,479,676

	TOTAL CONVERTIBLE BONDS (Cost $638,727,215)			648,313,999

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.0%(b)
	SOFTWARE — 0.0%(b)
100,000	Microsoft Corporation	2.8750	02/06/24	100,000

	TECHNOLOGY HARDWARE — 0.0%(b)
100,000	Apple, Inc.	2.8500	05/11/24	99,299

	TOTAL CORPORATE BONDS (Cost $199,232)			199,299

Shares
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
16,149,675	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.21% (Cost $16,149,675)(d)			16,149,675

	TOTAL INVESTMENTS - 99.2% (Cost $672,485,005)			$ 681,601,873
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			5,732,650
	NET ASSETS - 100.0%			$ 687,334,523

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2024.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $98,673,825 or 14.4% of net assets.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2024

Sector	% of Net Assets
Technology	24.5%
Health Care	21.6%
Industrial	20.4%
Consumer Discretionary	13.2%
Communications	4.8%
Energy	4.4%
Utilities	2.6%
Materials	1.9%
Financial	1.8%
Real Estate	1.6%
Short-Term Investments	2.4%
Other Assets in Excess of Liabilities	0.8%
100.0%

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 100.7%
	AEROSPACE & DEFENSE — 2.9%
1,500,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(d)	5.7860	11/06/26	$ 1,620,675

	AUTOMOTIVE — 2.4%
1,350,000	Ford Motor Company(a)	1.2100	03/15/26	1,315,876

	BEVERAGES — 2.0%
1,250,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.4930	12/30/27	1,138,125

	BIOTECH & PHARMA — 8.6%
1,250,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	1,570,080
1,500,000	Jazz Investments I Ltd.	2.0000	06/15/26	1,512,628
1,000,000	Merck & Co., Inc. - UBS AG Synthetic(d)	1.7721	05/25/28	1,179,800
500,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	564,399
				4,826,907
	ELECTRIC UTILITIES — 6.7%
1,500,000	Ormat Technologies, Inc.	2.5000	07/15/27	1,446,419
1,000,000	PG&E Corporation(b)	4.2500	12/01/27	1,019,390
1,300,000	PPL Capital Funding, Inc.(b)	2.8750	03/15/28	1,240,345
				3,706,154
	ELECTRICAL EQUIPMENT — 5.5%
1,750,000	Advanced Energy Industries, Inc.(b)	2.5000	09/15/28	1,813,782
1,350,000	Itron, Inc.(a)	4.0100	03/15/26	1,241,923
				3,055,705
	ENGINEERING & CONSTRUCTION — 5.2%
1,500,000	Fluor Corporation(b)	1.1250	08/15/29	1,589,304
1,100,000	Granite Construction, Inc.(b)	3.7500	05/15/28	1,302,264
				2,891,568
	HEALTH CARE FACILITIES & SERVICES — 1.8%
1,000,000	PetIQ, Inc.	4.0000	06/01/26	980,837

	INTERNET MEDIA & SERVICES — 8.3%
1,600,000	Alphabet, Inc. - UBS AG Synthetic(d)	5.8400	09/25/26	1,622,560
1,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	09/24/25	1,636,200

1,350,000	Uber Technologies, Inc.(a)	(1.7600)	12/15/25	1,395,501
				4,654,261
	LEISURE PRODUCTS — 2.1%
1,250,000	LCI Industries	1.1250	05/15/26	1,186,036

	MACHINERY — 2.8%
1,750,000	John Bean Technologies Corporation	0.2500	05/15/26	1,585,033

	MEDICAL EQUIPMENT & DEVICES — 12.9%
1,600,000	Dexcom, Inc.(b)	0.3750	05/15/28	1,612,605
1,250,000	Insulet Corporation	0.3750	09/01/26	1,338,976
1,000,000	Lantheus Holdings, Inc.	2.6250	12/15/27	1,036,681
1,250,000	LivaNova USA, Inc.	3.0000	12/15/25	1,347,919
1,750,000	Shockwave Medical, Inc.(b)	1.0000	08/15/28	1,850,927
				7,187,108
	OIL & GAS — 1.8%
1,000,000	Shell PLC - BofA Finance, LLC Synthetic(d)	4.5500	12/18/25	1,002,500

	RENEWABLE ENERGY — 1.6%
1,000,000	SolarEdge Technologies, Inc.(a)	6.6800	09/15/25	900,399

	SEMICONDUCTORS — 5.1%
1,500,000	ON Semiconductor Corporation(b)	0.5000	03/01/29	1,456,951
1,500,000	Vishay Intertechnology, Inc.(b)	2.2500	09/15/30	1,410,123
				2,867,074
	SOFTWARE — 10.3%
1,500,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,718,559
1,600,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	1,596,640
1,250,000	Nice Ltd.(a)	2.4300	09/15/25	1,202,320
1,250,000	Shopify, Inc.	0.1250	11/01/25	1,196,765
				5,714,284
	SPECIALTY FINANCE — 1.9%
1,250,000	SoFi Technologies, Inc.(a),(b)	6.4000	10/15/26	1,056,888

	TECHNOLOGY HARDWARE — 6.0%
1,250,000	IMAX Corporation	0.5000	04/01/26	1,113,036
1,250,000	Lumentum Holdings, Inc.	0.5000	12/15/26	1,130,634
1,100,000	Viavi Solutions, Inc.(b)	1.6250	03/15/26	1,095,664
				3,339,334
	TECHNOLOGY SERVICES — 6.6%
1,250,000	Block, Inc.	0.1250	03/01/25	1,205,925

1,500,000	CSG Systems International, Inc.(b)	3.8750	09/15/28	1,477,757
950,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(d)	–	06/29/28	980,210
				3,663,892
	TRANSPORTATION & LOGISTICS — 3.4%
1,000,000	Air Transport Services Group, Inc.(b)	3.8750	08/15/29	863,970
1,000,000	Southwest Airlines Company	1.2500	05/01/25	1,027,825
				1,891,795
	TRANSPORTATION EQUIPMENT — 2.8%
1,500,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	1,537,869

	TOTAL CONVERTIBLE BONDS (Cost $54,695,614)			56,122,320

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
373,267	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.21% (Cost $373,267)(c)			373,267

	TOTAL INVESTMENTS - 101.4% (Cost $55,068,881)			$ 56,495,587
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(793,490)
	NET ASSETS - 100.0%			$ 55,702,097

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $17,789,969 or 31.9% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of January 31, 2024.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2024

Sector	% of Net Assets
Technology	33.8%
Health Care	23.3%
Industrial	22.6%
Utilities	6.7%
Consumer Discretionary	6.5%
Energy	3.4%
Communications	2.5%
Financial	1.9%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(1.4)%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 84.7%
	AEROSPACE & DEFENSE — 4.5%
3,000,000	Kaman Corporation	3.2500	05/01/24	$ 2,979,232
4,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	4,321,800
				7,301,032
	AUTOMOTIVE — 2.1%
3,500,000	Ford Motor Company(a)	1.2100	03/15/26	3,411,531

	BASIC INDUSTRY — 1.7%
2,839,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	2,814,869

	BIOTECH & PHARMA — 15.0%
3,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	3,867,150
2,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,004,887
4,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,435,193
2,500,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	3,140,160
4,200,000	Jazz Investments I Ltd.	2.0000	06/15/26	4,235,357
2,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	1,755,600
3,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	3,396,900

2,500,000	Pacira BioSciences, Inc.	0.7500	08/01/25	2,323,257
				24,158,504
	ELECTRIC UTILITIES — 2.1%
1,700,000	NextEra Energy Partners, L.P.(a),(b)	7.2000	11/15/25	1,501,032
2,000,000	PPL Capital Funding, Inc.(b)	2.8750	03/15/28	1,908,223
				3,409,255
	ELECTRICAL EQUIPMENT — 2.0%
3,500,000	Itron, Inc.(a)	4.0100	03/15/26	3,219,800

	ENGINEERING & CONSTRUCTION — 1.8%
2,500,000	Granite Construction, Inc.(b)	3.7500	05/15/28	2,959,690

	HEALTH CARE FACILITIES & SERVICES — 1.7%
2,800,000	PetIQ, Inc.	4.0000	06/01/26	2,746,343

	INTERNET MEDIA & SERVICES — 9.4%
4,400,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	4,462,040
4,100,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	4,472,280
4,200,000	Uber Technologies, Inc.(a)	(1.7600)	12/15/25	4,341,560
1,700,000	Zillow Group, Inc.	2.7500	05/15/25	1,868,712
				15,144,592
	LEISURE / ENTERTAINMENT — 2.3%
3,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	3,647,810

	LEISURE FACILITIES & SERVICES — 2.5%
2,800,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	2,415,996
1,800,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	1,571,444
				3,987,440
	LEISURE PRODUCTS — 2.5%
4,300,000	LCI Industries	1.1250	05/15/26	4,079,962

	MACHINERY — 3.7%
4,300,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	4,057,480
2,000,000	John Bean Technologies Corporation	0.2500	05/15/26	1,811,466
				5,868,946
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Dexcom, Inc.	0.2500	11/15/25	1,035,329

	OIL & GAS — 2.5%
4,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	4,010,000

	REAL ESTATE INVESTMENT TRUSTS — 1.5%
2,400,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)	(0.9400)	05/01/25	2,428,436

	RETAIL - DISCRETIONARY — 2.9%
2,200,000	Burlington Stores, Inc.	2.2500	04/15/25	2,368,880
2,000,000	Patrick Industries, Inc.	1.7500	12/01/28	2,279,282
				4,648,162
	SEMICONDUCTORS — 1.0%
850,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	5.4650	12/01/25	1,536,035

	SOFTWARE — 6.5%
3,700,000	Akamai Technologies, Inc.	0.3750	09/01/27	4,239,112
4,500,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	4,490,550
1,800,000	Nice Ltd.(a)	2.4300	09/15/25	1,731,341
				10,461,003
	SPECIALTY FINANCE — 1.6%
2,300,000	Bread Financial Holdings, Inc.(b)	4.2500	06/15/28	2,605,860

	TECHNOLOGY HARDWARE — 5.8%
3,600,000	IMAX Corporation	0.5000	04/01/26	3,205,544
3,000,000	Lumentum Holdings, Inc.	0.5000	12/15/26	2,713,522
3,500,000	Viavi Solutions, Inc.(b)	1.6250	03/15/26	3,486,203
				9,405,269
	TECHNOLOGY SERVICES — 3.1%
1,500,000	Euronet Worldwide, Inc.(e)	5.4000	03/15/49	1,427,408
3,500,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	3,611,300
				5,038,708
	TRANSPORTATION & LOGISTICS — 5.7%
2,000,000	Air Transport Services Group, Inc.(b)	3.8750	08/15/29	1,727,940
4,300,000	JetBlue Airways Corporation	0.5000	04/01/26	3,490,050
3,800,000	World Kinect Corporation(b)	3.2500	07/01/28	3,827,196
				9,045,186
	TRANSPORTATION EQUIPMENT — 2.2%
3,500,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	3,588,361

	TOTAL CONVERTIBLE BONDS (Cost $130,969,145)			136,552,123

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.6%

	AEROSPACE & DEFENSE — 0.1%
100,000	General Dynamics Corporation	2.3750	11/15/24	97,883

	AUTOMOTIVE — 0.1%
100,000	General Motors Financial Company, Inc.	1.0500	03/08/24	99,530
100,000	Toyota Motor Credit Corporation	1.4500	01/13/25	96,801
				196,331
	BIOTECH & PHARMA — 0.1%
100,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	99,789

	DIVERSIFIED INDUSTRIALS — 0.1%
100,000	Honeywell International, Inc.	4.8500	11/01/24	99,849

	GAS & WATER UTILITIES — 0.0%(c)
100,000	Southern California Gas Company	3.1500	09/15/24	98,797

	HEALTH CARE FACILITIES & SERVICES — 0.0%(c)
100,000	UnitedHealth Group, Inc.	3.5000	02/15/24	99,937

	HOME CONSTRUCTION — 0.1%
100,000	DR Horton, Inc.	2.5000	10/15/24	97,941

	HOUSEHOLD PRODUCTS — 0.1%
100,000	Estee Lauder Companies, Inc. (The)	2.0000	12/01/24	97,493

	LEISURE FACILITIES & SERVICES — 2.7%
100,000	Marriott International, Inc.	3.6000	04/15/24	99,664
4,300,000	McDonald's Corporation	3.2500	06/10/24	4,267,723
				4,367,387
	MACHINERY — 0.4%
100,000	Caterpillar Financial Services Corporation	2.1500	11/08/24	97,804
100,000	Caterpillar Financial Services Corporation	3.2500	12/01/24	98,553
300,000	Caterpillar, Inc.	3.4000	05/15/24	298,309
100,000	John Deere Capital Corporation	2.6000	03/07/24	99,769
100,000	John Deere Capital Corporation	3.3500	06/12/24	99,232
				693,667
	OIL & GAS PRODUCERS — 0.1%
100,000	Eastern Energy Gas Holdings, LLC	2.5000	11/15/24	97,735
100,000	Exxon Mobil Corporation	2.9920	03/19/25	98,069
				195,804

	OIL & GAS SERVICES & EQUIPMENT — 0.0%(c)
100,000	Schlumberger Holdings Corporation(b)	3.7500	05/01/24	99,648

	RETAIL - CONSUMER STAPLES — 0.1%
100,000	Target Corporation	2.2500	04/15/25	97,132
100,000	Walmart, Inc.	2.8500	07/08/24	99,050
				196,182
	RETAIL - DISCRETIONARY — 0.1%
100,000	Home Depot, Inc. (The)	2.7000	04/15/25	97,769

	SEMICONDUCTORS — 0.1%
100,000	Analog Devices, Inc.	2.9500	04/01/25	97,972
100,000	Texas Instruments, Inc.	4.7000	11/18/24	99,646
				197,618
	SOFTWARE — 3.1%
5,000,000	Microsoft Corporation	2.8750	02/06/24	5,000,000

	TECHNOLOGY HARDWARE — 3.1%
5,000,000	Apple, Inc.	2.8500	05/11/24	4,964,951

	TECHNOLOGY SERVICES — 0.1%
100,000	International Business Machines Corporation	3.0000	05/15/24	99,302

	TELECOMMUNICATIONS — 0.1%
100,000	Verizon Communications, Inc.	3.5000	11/01/24	98,452

	TRANSPORTATION & LOGISTICS — 0.1%
100,000	United Parcel Service, Inc.	2.2000	09/01/24	98,359
100,000	United Parcel Service, Inc.	2.8000	11/15/24	98,279
				196,638
	TOTAL CORPORATE BONDS (Cost $17,081,936)			17,095,438

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
6,211,043	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.21% (Cost $6,211,043)(d)			6,211,043

	TOTAL INVESTMENTS - 99.2% (Cost $154,262,124)			$ 159,858,604
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			1,306,241
	NET ASSETS - 100.0%			$ 161,164,845

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $20,544,228 or 12.7% of net assets.
(c)	Percentage rounds to less than 0.1%. (d) Rate disclosed is the seven day effective yield as of January 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2024

Sector	% of Net Assets
Technology	28.3%
Industrial	20.5%
Health Care	17.5%
Consumer Discretionary	15.2%
Communications	3.9%
Energy	2.7%
Utilities	2.2%
Materials	1.7%
Financial	1.6%
Real Estate	1.5%
Consumer Staples	0.2%
Short-Term Investments	3.9%
Other Assets in Excess of Liabilities	0.8%
100.0%

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 64.0%
	AEROSPACE & DEFENSE — 1.0%
100,000	Kaman Corporation	3.2500	05/01/24	$ 99,308

	BIOTECH & PHARMA — 13.8%
450,000	Amphastar Pharmaceuticals, Inc.(a)	2.0000	03/15/29	501,575
100,000	BioMarin Pharmaceutical, Inc.	0.5990	08/01/24	98,521
450,000	Insmed, Inc.	0.7500	06/01/28	490,463
200,000	Jazz Investments I Ltd.	1.5000	08/15/24	195,276
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	92,930
				1,378,765
	ELECTRIC UTILITIES — 2.0%
100,000	Duke Energy Corporation(a)	4.1250	04/15/26	99,889
100,000	NextEra Energy Partners, L.P.(a),(b)	7.2100	06/15/24	97,391
				197,280
	ELECTRICAL EQUIPMENT — 12.1%
450,000	Advanced Energy Industries, Inc.(a)	2.5000	09/15/28	466,400
450,000	Bloom Energy Corporation(a)	3.0000	06/01/28	415,029
350,000	Itron, Inc.(b)	4.0100	03/15/26	321,980
				1,203,409
	ENGINEERING & CONSTRUCTION — 10.1%
450,000	Fluor Corporation(a)	1.1250	08/15/29	476,791
450,000	Granite Construction, Inc.(a)	3.7500	05/15/28	532,744
				1,009,535
	MACHINERY — 3.2%
350,000	John Bean Technologies Corporation	0.2500	05/15/26	317,007

	MEDICAL EQUIPMENT & DEVICES — 11.7%
100,000	Integra LifeSciences Holdings Corporation	0.5000	08/15/25	94,288
450,000	Merit Medical Systems, Inc.(a)	3.0000	02/01/29	505,711
100,000	NuVasive, Inc.	0.3750	03/15/25	93,695
450,000	Shockwave Medical, Inc.(a)	1.0000	08/15/28	475,953
				1,169,647
	RENEWABLE ENERGY — 0.9%
100,000	SolarEdge Technologies, Inc.(b)	6.6800	09/15/25	90,040

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 64.0% (Continued)
	SEMICONDUCTORS — 4.4%
450,000	ON Semiconductor Corporation(a)	0.5000	03/01/29	$ 437,085

	SOFTWARE — 3.6%
400,000	Bentley Systems, Inc.	0.3750	07/01/27	353,947

	TECHNOLOGY HARDWARE — 0.2%
20,000	Viavi Solutions, Inc.	1.0000	03/01/24	19,941

	TECHNOLOGY SERVICES — 1.0%
100,000	Euronet Worldwide, Inc. Synthetic(d)	5.4000	03/15/49	95,161

	TOTAL CONVERTIBLE BONDS (Cost $6,426,077)			6,371,125

	U.S. GOVERNMENT & AGENCIES — 32.1%
	U.S. TREASURY BILLS — 32.1%
3,200,000	United States Treasury Bill(b)	4.4500	02/06/24	3,197,660

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,197,660)			3,197,660

Shares
	SHORT-TERM INVESTMENTS — 24.1%
	MONEY MARKET FUNDS - 24.1%
2,403,594	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.21% (Cost $2,403,594)(c)			2,403,594

	TOTAL INVESTMENTS - 120.2% (Cost $12,027,331)			$ 11,972,379
	SECURITIES SOLD SHORT – (25.2)% (Proceeds - $2,559,330)			(2,509,449)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%			497,572
	NET ASSETS - 100.0%			$ 9,960,502

LP	- Limited Partnership
LTD	- Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS(e) — (25.2)%
	BIOTECH & PHARMA - (5.8)%
(5,000)	Amphastar Pharmaceuticals, Inc.	$ (266,800)
(11,100)	Insmed, Inc.	(308,580)
		(575,380)
	ELECTRICAL EQUIPMENT - (4.7)%
(2,200)	Advanced Energy Industries, Inc.	(229,196)
(15,500)	Bloom Energy Corporation, Class A	(175,460)
(900)	Itron, Inc.	(64,926)
		(469,582)
	ENGINEERING & CONSTRUCTION - (5.8)%
(7,000)	Fluor Corporation	(263,970)
(6,900)	Granite Construction, Inc.	(311,259)
		(575,229)
	MACHINERY - (0.6)%
(600)	John Bean Technologies Corporation	(59,256)

	MEDICAL EQUIPMENT & DEVICES - (5.2)%
(3,500)	Merit Medical Systems, Inc.	(274,050)
(1,100)	Shockwave Medical, Inc.	(248,875)
		(522,925)
	SEMICONDUCTORS - (2.1)%
(2,900)	ON Semiconductor Corporation	(206,277)

	SOFTWARE - (1.0)%
(2,000)	Bentley Systems, Inc., Class B	(100,800)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $2,559,330)	$ (2,509,449)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $4,008,568 or 40.2% of net assets.
(b)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.
(e)	Non-income producing security.

PORTFOLIO ANALYSIS

As of January 31, 2024

Sector	% of Net Assets
Industrial	26.4%
Health Care	25.6%
Technology	9.1%
Utilities	2.0%
Energy	0.9%
U.S. Treasury Bills	32.1%
Short-Term Investments	24.1%
Liabilities in Excess of Other Assets(1)	(20.2)%
100.0%

(1) Net of securities sold short.